Regulatory capital and capital adequacy (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

The minimum capital requirement under Basel III will be phased-in as follows:

Minimum ratio of capital to risk-weighted assets	As on April 1, 2013	As on March 31,
		2014	2015	2016	2017	2018	2019
Common equity tier I ratio	4.5%	5.0%	5.5%	5.5%	5.5%	5.5%	5.5%
Capital conservation buffer	0	0	0	0.625%	1.25%	1.875%	2.5%
Tier I capital ratio	6.0%	6.5%	7.0%	7.0%	7.0%	7.0%	7.0%
Total capital adequacy ratio	9.0%	9.0%	9.0%	9.0%	9.0%	9.0%	9.0%

The Bank’s regulatory capital and capital adequacy ratios are measured in accordance with Indian GAAP. The Bank’s capital adequacy ratio, calculated in accordance with the RBI guidelines under Basel II framework, as on March 31, 2013 is as follows:

	Basel II as of March 31, 2013
	(In millions)
Tier 1 capital	Rs.	338,811.3
Tier 2 capital		175,192.3

Total capital	Rs.	514,003.6

Total risk-weighted assets and contingents	Rs.	3,058,788.9

Capital ratios of the Bank:
Tier 1		11.08%
Total capital		16.80%
Minimum capital ratios required by the RBI:
Tier 1		6.00%
Total capital		9.00%

The Bank’s capital adequacy ratio, calculated in accordance with the RBI guidelines under Basel III capital regulations as on March 31, 2014 is as follows:

	Basel III as of March 31, 2014
	(In millions)
Tier 1 capital	Rs.	406,545.2	US$	6,775.8
Tier 2 capital		148,555.5		2,475.9

Total capital	Rs.	555,100.7	US$	9,251.7

Total risk-weighted assets and contingents	Rs.	3,453,008.5	US$	57,550.1

Capital ratios of the Bank:
Tier 1		11.77%		11.77%
Total capital		16.07%		16.07%
Minimum capital ratios required by the RBI:
Tier 1		6.5%		6.5%
Total capital		9.0%		9.0%